CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares Ordinary shares Class A CNY (¥) shares	Ordinary Shares Ordinary shares Class B CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Subscription receivables CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling Interest CNY (¥)	Ordinary shares Class A shares	Ordinary shares Class B shares	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2017	¥ 25			¥ 12,121	¥ (2,200)	¥ (1,003,638)	¥ 47,550	¥ 1,438			¥ (944,704)
Beginning balance (in shares) at Dec. 31, 2017 | shares	72,000,000
Changes in shareholders' (deficit) equity
Share surrendered for cancellation (Note14)				(2,200)	¥ 2,200
Share-based compensation				51,359							51,359
Re-designation of Class A ordinary shares into Class B ordinary shares (Note 14)	¥ (25)	¥ 25
Re-designation of Class A ordinary shares into Class B ordinary shares (Note 14) (in shares) | shares	(72,000,000)	72,000,000
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134	¥ 5			694,873							694,878
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134 (in shares) | shares	15,969,110
Conversion of preferred shares into Class A ordinary shares upon IPO	¥ 24			1,784,725							1,784,749
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) | shares	75,118,996
Net loss						(380,091)		(1,950)			(382,041)
Less: amount attributable to redeemable non-controlling interest											1,950
Unrealized securities holding (loss) gains							8,734				8,734
Reclassification of realized gains, net of tax							(10,869)				(10,869)
Foreign currency translation, net of tax							21,658				21,658
Ending Balance at Dec. 31, 2018	¥ 29	¥ 25		2,540,878		(1,383,729)	67,073	(512)			1,223,764
Ending Balance (in shares) at Dec. 31, 2018 | shares	91,088,106	72,000,000
Changes in shareholders' (deficit) equity
Share-based compensation				54,281							54,281
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1			11,327							11,328
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	2,517,780
Repurchase of shares			¥ (22,991)								(22,991)
Repurchase of shares (in shares) | shares	(1,485,862)		1,485,862
Net loss						(499,606)		(2,221)			(501,827)
Less: amount attributable to redeemable non-controlling interest											2,221
Unrealized securities holding (loss) gains							7,335				7,335
Reclassification of realized gains, net of tax							(9,635)				(9,635)
Foreign currency translation, net of tax							11,668				11,668
Ending Balance at Dec. 31, 2019	¥ 30	¥ 25	¥ (22,991)	2,606,486		(1,883,335)	76,441	(2,733)			773,923
Ending Balance (in shares) at Dec. 31, 2019 | shares	92,120,024	72,000,000	1,485,862						92,120,024	72,000,000
Changes in shareholders' (deficit) equity
Share-based compensation				75,695							75,695
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units				6,326							6,326
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	1,745,136
Repurchase of shares			¥ (11,981)								(11,981)
Repurchase of shares (in shares) | shares	(511,758)		511,758
Capital contribution from non-controlling shareholders				(19,228)				51,728			32,500
Net loss						(467,108)					(467,108)	$ (71,588)
Less: amount attributable to redeemable non-controlling interest						10,575					10,575	1,621
Unrealized securities holding (loss) gains							1,137				1,137	174
Reclassification of realized gains, net of tax							(970)				(970)	(149)
Foreign currency translation, net of tax							(13,697)				(13,697)	(2,099)
Ending Balance at Dec. 31, 2020	¥ 30	¥ 25	¥ (34,972)	¥ 2,669,279		¥ (2,339,868)	¥ 62,911	¥ 48,995			¥ 406,400	$ 62,283
Ending Balance (in shares) at Dec. 31, 2020 | shares	93,353,402	72,000,000	1,997,620						93,353,402	72,000,000